Investments (Credit Quality of Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 41,088	$ 40,926
% of Total	100.00%	100.00%
Estimated Fair Value	43,179	42,456
% of Total	100.00%	100.00%
Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	36,139	32,007
% of Total	88.00%	78.20%
Estimated Fair Value	38,166	33,519
% of Total	88.40%	78.90%
65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,798	6,947
% of Total	9.20%	17.00%
Estimated Fair Value	3,873	7,039
% of Total	9.00%	16.60%
76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	145	906
% of Total	0.40%	2.20%
Estimated Fair Value	153	892
% of Total	0.30%	2.10%
Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,006	1,066
% of Total	2.40%	2.60%
Estimated Fair Value	987	1,006
% of Total	2.30%	2.40%
Greater than 1.20x [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	37,931	38,098
Greater than 1.20x [Member] | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	33,933	30,552
Greater than 1.20x [Member] | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	3,306	6,360
Greater than 1.20x [Member] | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	130	525
Greater than 1.20x [Member] | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	562	661
1.00x - 1.20x
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,791	1,486
1.00x - 1.20x | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,105	614
1.00x - 1.20x | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	405	438
1.00x - 1.20x | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	0	192
1.00x - 1.20x | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	281	242
Less than 1.00x [Member]
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,366	1,342
Less than 1.00x [Member] | Less than 65%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	1,101	841
Less than 1.00x [Member] | 65% to 75%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	87	149
Less than 1.00x [Member] | 76% to 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	15	189
Less than 1.00x [Member] | Greater than 80%
Mortgage Loans on Real Estate [Line Items]
Commercial mortgage loans	$ 163	$ 163